Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 305	€ 283
Payroll tax and other payroll liabilities	4,807	6,248
Other payables	398	491
Other current liabilities	€ 5,510	€ 7,022